Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of other income [Line Items]
Interest and other income	$ 21,657	$ 13,053	$ 58,650	$ 29,843
Proceeds from unsecured claims	39,352	192,655	39,352	192,655
Other income (loss)	71,188	207,444	118,378	226,017
LATAM Airlines Group S.A.
Schedule of other income [Line Items]
Proceeds from unsecured claims	39,000	186,000	39,000	186,000
Management fees
Schedule of other income [Line Items]
Management fees	$ 10,179	$ 1,736	$ 20,376	$ 3,519